Note 1 - Reporting Entity	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of basis of consolidation [text block]
1.	Reporting entity

Acasti Pharma Inc. (
Acasti
or the
Corporation
) is incorporated under the
Business Corporations Act
(Québec) (formerly Part
1A
of the
Companies Act
(Québec)). The Corporation is domiciled in Canada and its registered office is located at
545,
Promenade du Centropolis, Laval, Québec,
H7T

0A3.

The Corporation is subject to a number of risks associated with its ongoing priorities, including the conduct of its clinical program and its results, the establishment of strategic alliances and the development of new pharmaceutical products and their marketing. The Corporation’s current product in development requires approval from the U.S Food and Drug Administration and equivalent regulatory organizations in other countries before their sale can be authorized. Certain risks have been reduced for the longer term with the outcome of the Corporation’s actions, including its intellectual property strategy execution with filed patent applications in more than
20
jurisdictions, with more than
20
issued patents and with numerous additional patent applications pending.

The Corporation has incurred significant operating losses and negative cash flows from operations since inception. To date, the Corporation has financed its operations through the public offering and private placement of Common Shares, units consisting of Common Shares and warrants and convertible debt, the proceeds from research grants and research tax credits, and the exercises of warrants, rights and options. To achieve the objectives of its business plan, Acasti plans to raise the necessary funds through additional securities offerings and the establishment of strategic alliances as well as additional research grants and research tax credits. The ability of the Corporation to complete the needed financing and ultimately achieve profitable operations is dependent on a number of factors outside of the Corporation’s control.